                         ARMADA FUNDS TAX EXEMPT SERIES
                         SUPPLEMENT DATED APRIL 1, 1999
                   TO THE PROSPECTUS DATED SEPTEMBER 18, 1998

     THIS SUPPLEMENT CONTAINS NEW INFORMATION BEYOND THAT CONTAINED IN THE
                                  PROSPECTUS,
      AND SHOULD BE READ AND RETAINED IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective April 1, 1999, National City Investment Management Company (the "Adviser") will change its fee waiver .20% (reducing it from .55% to .35%) on the Class A, Class B and Class I shares of the Ohio Tax Exempt Fund and .20% (reducing it from .55% to .35%) on the Class A, Class B, and Class I shares of the National Tax Exempt Fund. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

1. TRANSACTION AND OPERATING EXPENSES FOR THE OHIO TAX EXEMPT FUND AND NATIONAL TAX EXEMPT FUND (THE "FUNDS") SHARES AS SET FORTH ON PAGE 3 OF THE FUNDS'
   PROSPECTUS:

   The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Class A, Class B, or Class I shares of the Funds. THE INFORMATION CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES.

                                       OHIO TAX EXEMPT FUND                 NATIONAL TAX EXEMPT FUND
                               ------------------------------------   ------------------------------------
                               A SHARES(1)   B SHARES(1)   I SHARES   A SHARES(1)   B SHARES(1)   I SHARES
                               -----------   -----------   --------   -----------   -----------   --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge
     Imposed on
     Purchases(2)............      3.00%         None        None         4.75%         None        None
  Sales Charge Imposed on
     Reinvested Dividends....      None          None        None         None          None        None
  Deferred Sales Charge(3)...      None          5.00%       None         None          5.00%       None
  Redemption Fee.............      None          None        None         None          None        None
  Exchange Fee...............      None          None        None         None          None        None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
  Management Fees (after fee
     waivers)(4).............       .20%          .20%        .20%         .20%          .20%        .20%
  12b-1 Fees(5)..............       .04%          .75%        .04%         .04%          .75%        .04%
  Other Expenses.............       .30%          .30%        .20%         .53%          .53%        .28%
                                   ----          ----        ----         ----          ----        ----
TOTAL FUND OPERATING EXPENSES
  (after fee waivers)(4).....       .54%         1.25%        .44%         .77%         1.48%        .52%
                                   ====          ====        ====         ====          ====        ====

 ALTHOUGH B SHARES ARE NOT CURRENTLY BEING OFFERED IN THE OHIO TAX EXEMPT FUND,
                       THEY MAY BE OFFERED IN THE FUTURE.

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of each Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .10% (on an annualized basis) of the net asset value of such shares. For further information concerning these plans, see "Distribution and Servicing Arrangements."

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be imposed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares -- Sales Charges Applicable to Purchases of B Shares."

(4) The expense information in the table relating to each Fund has been restated to reflect current fees. For the current fiscal year, the Adviser intends to voluntarily waive a portion of its fee in the amount of .35 % of each of the Funds' average daily net assets (the Adviser is entitled to receive an advisory fee at the annual rate of .55% of the average daily net assets of each Fund pursuant to its Advisory Agreement with the Trust). Without such fee waivers, the Total Fund Operating Expenses for the A, B and I shares of the Ohio Tax Exempt and National Tax Exempt Funds would be: .89%, 1.60% and .79%; and 1.12%, 1.83% and .87%, respectively.

(5) The Funds have in effect a 12b-1 Plan for the A and I classes of shares pursuant to which each Fund's A and I shares may bear fees in amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to each Fund's B class of shares, pursuant to which each Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

2. EXPENSES ON A HYPOTHETICAL $1,000 INVESTMENT (1, 3, 5 AND 10 YEARS) FOR THE OHIO TAX EXEMPT AND NATIONAL TAX EXEMPT FUNDS AS SET FORTH ON PAGE 4 OF THE FUNDS' PROSPECTUS:

                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      ------    -------    -------    --------
Ohio Tax Exempt Fund A shares(1)....................   $35        $47       $ 59        $ 96
Ohio Tax Exempt Fund A shares(2)....................   $ 6        $17       $ 30        $ 68
Ohio Tax Exempt Fund B shares(3)....................   $63        $80       $ 89        $131(4)
Ohio Tax Exempt Fund B shares(5)....................   $13        $40       $ 69        $131
Ohio Tax Exempt Fund I shares.......................   $ 5        $14       $ 25        $ 55
National Tax Exempt Fund A shares(1)................   $55        $71       $ 88        $138
National Tax Exempt Fund A shares(2)................   $ 8        $25       $ 43        $ 95
National Tax Exempt Fund B shares(3)................   $65        $87       $101        $158(4)
National Tax Exempt Fund B shares(5)................   $15        $47       $ 81        $158
National Tax Exempt Fund I shares...................   $ 5        $17       $ 29        $ 65

---------------

(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.

(2) Assumes no front-end sales charge but the maximum deferred sales charge at one year.

(3) Assumes deduction of maximum applicable contingent deferred sales charge.

(4) Based on conversion of B shares to A shares after eight years.

(5) Assumes no redemption.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AF-B-810

                           ARMADA FUNDS INCOME SERIES
                         SUPPLEMENT DATED APRIL 1, 1999
                   TO THE PROSPECTUS DATED SEPTEMBER 18, 1998

     THIS SUPPLEMENT CONTAINS NEW INFORMATION BEYOND THAT CONTAINED IN THE
                                  PROSPECTUS,
      AND SHOULD BE READ AND RETAINED IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective April 1, 1999, National City Investment Management Company (the "Adviser") will change its fee waiver .15% (reducing it from .25% to .10%) on the Class A, Class B and Class I shares of the Enhanced Income Fund. In connection with this change, the following information relating to fund expenses presented in the prospectus will change as follows:

1. TRANSACTION AND OPERATING EXPENSES FOR THE ENHANCED INCOME FUND (THE "FUND") AS SET FORTH ON PAGE 3 OF THE FUNDS' PROSPECTUS:

   The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Class A, Class B, or Class I shares of the Fund. THE INFORMATION CONTAINED IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES.

                                                                  ENHANCED INCOME FUND
                                                         --------------------------------------
                                                         A SHARES(1)    B SHARES(1)    I SHARES
                                                         -----------    -----------    --------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases(2).........      2.75%          None         None
  Sales Charge Imposed on Reinvested Dividends.........      None           None         None
  Deferred Sales Charge(3).............................      None           5.00%        None
  Redemption Fee.......................................      None           None         None
  Exchange Fee.........................................      None           None         None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
  Management Fees (after fee waivers)(4)...............       .35%           .35%         .35%
  12b-1 Fees(5)........................................       .00%           .75%         .00%
  Other Expenses.......................................       .33%           .33%         .23%
                                                             ----           ----         ----
TOTAL FUND OPERATING EXPENSES
  (after fee waivers)(4)...............................       .68%          1.43%         .58%
                                                             ====           ====         ====

        ALTHOUGH B SHARES ARE NOT CURRENTLY BEING OFFERED FOR THE FUND,
                       THEY MAY BE OFFERED IN THE FUTURE.

(1) The Trust has implemented plans imposing shareholder servicing fees with respect to A shares and B shares of the Fund. Pursuant to such plans, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares or B shares in consideration for the payment of up to .10% (on an annualized basis) of the net asset value of such A shares or B shares of the Fund. For further information concerning these plans, see "Distribution and Servicing Arrangements."

(2) A reduced sales charge may be available. A contingent deferred sales charge of .25% may be imposed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) This amount applies to redemptions during the first and second years. The deferred sales charge decreases in subsequent years. For more information, see "How to Purchase and Redeem Shares -- Sales Charges Applicable to Purchases of B Shares."

(4) The expense information in the table relating to the Fund has been restated to reflect current fees. For the current fiscal year, the Adviser will waive fees in the amount of .10% of the average daily net assets of the Fund (the Adviser is entitled to receive an advisory fee at the annual rate of .45% of the average daily net assets of the Fund, pursuant to its Advisory Agreement with the Trust). Without such fee waivers, Total Fund Operating Expenses would be
 .78%, 1.53% and .68% for the A, B and I shares of the Fund.

(5) The Fund has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which the Fund's A and I shares may bear fees in an amount of up to
 .10% per annum of such classes' average net assets. A separate 12b-1 Plan exists with respect to the Fund's B class of shares, pursuant to which the Fund's B shares may bear fees in an amount of up to .75% of average daily net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payment under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if, to the extent, and for as long as, such limit would otherwise be exceeded.

2. EXPENSES ON A HYPOTHETICAL $1,000 INVESTMENT (1, 3, 5 AND 10 YEARS) FOR THE FUND AS SET FORTH ON PAGE 5 OF THE FUND'S PROSPECTUS:

                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      ------    -------    -------    --------
Enhanced Income Fund A shares(1)....................   $34        $49        $64        $110
Enhanced Income Fund A shares(2)....................   $ 7        $22        $38        $ 85
Enhanced Income Fund B shares(3)....................   $65        $85        $98        $151(4)
Enhanced Income Fund B shares(5)....................   $15        $45        $78        $151
Enhanced Income Fund I shares.......................   $ 6        $19        $32        $ 73

(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.

(2) Assumes no front-end sales charge but the maximum deferred sales charge at one year.

(3) Assumes deduction of maximum applicable contingent deferred sales charge.

(4) Based on conversion of B shares to A shares after eight years.

(5) Assumes no redemption.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AF-A-808-01